Investment property - Summary of assumptions used in valuation of investment property (Detail) - Investment property [member]	Dec. 31, 2022	Dec. 31, 2021
Average ERV
Disclosure of detailed information about investment property [line items]
Valuation and estimation of the market value	125.9	99
Long-term inflation
Disclosure of detailed information about investment property [line items]
Valuation and estimation of the market value	3.1	2.6
Long-term occupancy rate
Disclosure of detailed information about investment property [line items]
Valuation and estimation of the market value	97.1	98.4
Average growth rate of rental income
Disclosure of detailed information about investment property [line items]
Valuation and estimation of the market value	2.9	2.6
Average NOI margin
Disclosure of detailed information about investment property [line items]
Valuation and estimation of the market value	93.7	93.4
Discount rate
Disclosure of detailed information about investment property [line items]
Valuation and estimation of the market value	10.3	9.3